LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Components of Lease Cost
The table below presents the effects on the amounts relating to the Company’s total lease cost:

	Year ended December 31,
	2023	2022	2021
Operating lease cost	$4,915	$4,617	$4,422
Short-term lease cost	1,609	1,614	1,542
Total lease cost	$6,524	$6,231	$5,964

Schedule of cash paid for amounts included in measurement of Lease liabilities
Cash paid for amounts included in the measurement of Lease liabilities:

	Year ended December 31,
	2023	2022	2021
Operating cash flows from operating leases	$4,902	$4,625	$4,465
Right-of-use assets obtained in exchange for new operating lease liabilities	1,655	3,885	3,164
Weighted-average remaining lease term-operating leases	2.6 years	3.3 years	4.0 years
Weighted-average remaining lease term-operating leases	5.94%	5.34%	5.12%

Schedule of Supplemental Balance Sheet Information Related to Leases
Balance sheet information related to operating leases was as follows:

	December 31,
	2023	2022
Operating lease ROU assets	$7,398	$10,201

Operating lease liabilities - current	$3,804	$3,969
Operating lease liabilities - non current	3,645	6,375
Total operating lease liabilities	$7,449	$10,344

Schedule of Future Minimum Lease Payment
Future undiscounted lease payments for operation leases with initial terms of more than one year as of December 31, 2023 are as follows:

Year ending December 31,
2024	$4,187
2025	1,738
2026	1,147
2027	775
2028	249
Thereafter	-
Total future minimum lease payments	8,096
Less: imputed interest	647
Total	$7,449